Income (Loss) Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Earnings (Loss) Per Share
The following table reconciles the amounts used in calculating basic and diluted income (loss) per share (in thousands, except per share amounts):

	Three Months Ended March 31,
	2019	2018
Net income (loss) attributable to common stockholders – basic and diluted:
Net income (loss) attributable to the Company	$710	$(5,723)
Less: Dividends on preferred stock and amortization	(3,282)	—
Undistributed net income (loss) allocated to common stockholders	(2,572)	(5,723)
Distributed and undistributed net income (loss) - basic	$(2,572)	$(5,723)
Effect of incremental subsidiary shares	(202)	(282)
Net income (loss) attributable to redeemable noncontrolling interests in Ashford Holdings	—	(12)
Distributed and undistributed net income (loss) - diluted	$(2,774)	$(6,017)

Weighted average common shares outstanding:
Weighted average common shares outstanding – basic	2,419	2,094
Effect of incremental subsidiary shares	30	17
Effect of assumed conversion of operating partnership units	—	4
Weighted average common shares outstanding – diluted	2,449	2,115

Income (loss) per share – basic:
Net income (loss) allocated to common stockholders per share	$(1.06)	$(2.73)
Income (loss) per share – diluted:
Net income (loss) allocated to common stockholders per share	$(1.13)	$(2.84)

The following table reconciles the amounts used in calculating basic and diluted income (loss) per share (in thousands, except per share amounts):

	Year Ended December 31,
	2018	2017	2016
Net income (loss) attributable to common stockholders – basic and diluted:
Net income (loss) attributable to the Company	$10,182	$(18,352)	$(2,396)
Less: Dividends on preferred stock and amortization	(5,196)	—	—
Less: Net income (loss) allocated to unvested shares	(21)	—	—
Undistributed net income (loss) allocated to common stockholders	4,965	(18,352)	(2,396)
Distributed and undistributed net income (loss) - basic	$4,965	$(18,352)	$(2,396)
Effect of deferred compensation plan	(8,444)	—	(2,127)
Effect of contingently issuable shares	(1,447)	(1,465)	(1,143)
Distributed and undistributed net income (loss) - diluted	$(4,926)	$(19,817)	$(5,666)
Weighted average common shares outstanding:
Weighted average common shares outstanding – basic	2,170	2,031	2,012
Effect of deferred compensation plan shares	103	—	158
Effect of contingently issuable shares	59	36	39
Weighted average common shares outstanding – diluted	2,332	2,067	2,209

Income (loss) per share – basic:
Net income (loss) allocated to common stockholders per share	$2.29	$(9.04)	$(1.19)
Income (loss) per share – diluted:
Net income (loss) allocated to common stockholders per share	$(2.11)	$(9.59)	$(2.56)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
Due to their anti-dilutive effect, the computation of diluted income (loss) per share does not reflect the adjustments for the following items (in thousands):

	Three Months Ended March 31,
	2019	2018
Net income (loss) allocated to common stockholders is not adjusted for:
Net income (loss) attributable to redeemable noncontrolling interests in Ashford Holdings	(4)	—
Net income (loss) attributable to redeemable noncontrolling interests in subsidiary common stock	227	355
Dividends on preferred stock and amortization	3,282	—
Total	$3,505	$355
Weighted average diluted shares are not adjusted for:
Effect of unvested restricted shares	9	9
Effect of assumed exercise of stock options	65	234
Effect of assumed conversion of Ashford Holdings units	4	—
Effect of incremental subsidiary shares	46	27
Effect of assumed conversion of preferred stock	1,450	—
Total	1,574	270

Due to their anti-dilutive effect, the computation of diluted income (loss) per share does not reflect the adjustments for the following items (in thousands):

	Year Ended December 31,
	2018	2017	2016
Net income (loss) allocated to common stockholders is not adjusted for:
Net income (loss) attributable to unvested restricted shares	$21	$—	$—
Net income (loss) attributable to redeemable noncontrolling interests in Ashford Holdings	9	(19)	(4)
Dividends on preferred stock and amortization	5,196	—	—
Total	$5,226	$(19)	$(4)
Weighted average diluted shares are not adjusted for:
Effect of unvested restricted shares	9	—	1
Effect of assumed exercise of stock options	163	34	—
Effect of assumed conversion of Ashford Holdings units	4	4	4
Effect of assumed conversion of preferred stock	575	—	—
Total	751	38	5